UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30, 2011

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

August 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.67%Δ
Argentina – 2.29%
@Cresud ADR	1,080,000	$15,260,400
#Grupo Clarin Class B 144A GDR	353,200	2,574,086
@IRSA Inversiones y Representaciones ADR	782,967	8,933,653
*Pampa Energia ADR	95,300	1,186,485
YPF ADR	808,441	31,876,829
		59,831,453
Australia – 0.17%
†Alara Resources	200,832	68,730
*Alumina ADR	500,000	3,824,999
@†Strike Resources	1,618,461	519,259
		4,412,988
Brazil – 16.13%
@AES Tiete	597,480	7,762,794
B2W Cia Global Do Varejo	1,117,800	11,294,171
Banco Bradesco ADR	600,000	10,710,000
Banco Santander Brasil ADR	2,325,000	22,366,500
*†Brasil Foods ADR	1,450,000	28,710,000
*Braskem ADR	161,000	3,830,190
Centrais Eletricas Brasileiras	2,140,204	21,839,502
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	432,500	17,931,450
Cia Siderurgica Nacional ADR	620,000	6,231,000
Cyrela Brazil Realty Empreendimentos e Participacoes	1,300,000	12,171,811
*Fibria Celulose ADR	3,300,000	32,669,999
@Gerdau	2,764,900	19,845,400
Gerdau ADR	1,700,000	14,671,000
*Gol Linhas Aereas Inteligentes ADR	2,648,900	20,608,442
Hypermarcas	3,600,000	30,089,485
Itau Unibanco Holding ADR	800,000	14,528,000
†Magazine Luiza	378,700	3,041,586
Marfrig Alimentos	1,300,000	6,261,421
Petroleo Brasileiro SA ADR	2,750,000	79,887,499
*Petroleo Brasileiro SP ADR	1,100,000	29,315,000
*Tim Participacoes ADR	285,804	8,899,937
Vale ADR	680,000	19,203,200
		421,868,387
China/Hong Kong – 14.33%
*Alibaba.com	3,000,000	3,178,905
Bank of China Class H	30,000,000	12,407,362
†Bitauto Holdings ADR	205,400	1,394,666
China Construction Bank Class H	16,000,000	11,878,187
China Huiyuan Juice Group	1,191,000	518,578
China Mengniu Dairy	3,871,000	13,821,981
*China Mobile ADR	900,000	46,053,001
China Telecom	40,000,000	26,150,507
China Unicom Hong Kong	9,998,979	21,190,536
*China Unicom Hong Kong ADR	1,225,000	25,908,750
CNOOC ADR	115,000	23,366,850
*Datang International Power Generation Class H	11,998,862	3,344,276
First Pacific	5,045,002	4,820,994
Fosun International	2,886,500	2,009,431
*†Foxconn International Holdings	14,370,000	7,142,826
*Guangshen Railway Class H	11,000,000	4,012,484
*†Hollysys Automation Technologies	550,000	3,140,500
*Huadian Power International	15,000,000	2,408,261
*@Huaneng Power International ADR	400,000	7,824,000
*Industrial & Commercial Bank of China Class H	22,000,000	14,467,549
Kunlun Energy	1,500,000	2,311,931
*PetroChina ADR	120,000	15,420,000
*†Renren ADR	649,650	4,768,431
†Shanda Games ADR	1,600,000	9,008,000
*†Shanda Interactive Entertainment ADR	621,141	21,205,754
*†Sina	300,000	32,223,000
@Sinotrans Class H	11,000,000	2,147,527
*†Sohu.com	260,000	21,255,000
@†Tianjin Development Holdings	12,000,000	6,134,323
@†Tom Group	47,824,000	4,422,631
@Travelsky Technology	8,999,100	4,854,569
*Uni-President China Holdings	28,000,000	15,859,846
		374,650,656
Guernsey – 0.30%
=#†Etalon Group GDR 144A	1,616,300	7,919,870
		7,919,870

Hungary – 0.55%
*OTP Bank	647,527	14,216,305
		14,216,305
India – 4.07%
Coal India	383,581	3,145,699
ICICI Bank ADR	480,000	18,892,800
†Indiabulls Real Estate GDR	102,021	187,923
Oil India	26,650	757,576
@Ranbaxy Laboratories	900,000	9,282,969
#Reliance Industries 144A GDR	1,000,000	34,630,001
@Steel Authority of India	6,000,000	14,135,371
@United Spirits	1,300,000	25,472,052
		106,504,391
Indonesia – 0.20%
Tambang Batubara Bukit Asam	2,379,335	5,311,887
		5,311,887
Israel – 0.42%
Israel Chemicals	750,000	10,820,707
		10,820,707
Kingdom of Bahrain – 0.10%
#Aluminum Bahrain 144A GDR	221,400	2,613,339
		2,613,339
Malaysia – 1.84%
Eastern & Oriental	4,877,550	2,436,322
Hong Leong Bank	2,549,908	10,531,300
@KLCC Property Holdings	5,000,000	5,548,106
Oriental Holdings	2,599,980	4,070,368
Petronas Chemicals Group	4,577,900	9,545,604
†UEM Land Holdings	22,999,975	16,037,529
		48,169,229
Mexico – 3.70%
*Cemex ADR	4,600,000	24,702,000
*†Empresas ICA	4,500,000	6,809,124
Fomento Economico Mexicano ADR	146,122	10,070,728
Grupo Financiero Banorte	3,278,400	13,264,757
*Grupo Televisa ADR	1,900,000	41,876,001
		96,722,610
Peru – 0.87%
Cia de Minas Buenaventura ADR	450,000	21,073,500
Credicorp	16,672	1,661,198
		22,734,698
Phillippines – 0.35%
*Philippine Long Distance Telephone ADR	159,960	9,223,294
		9,223,294
Poland – 2.11%
†Jastrzebska Spolka Weglowa	254,155	9,536,773
PGE	1,256,389	9,009,752
†Polski Koncern Naftowy Orlen	600,000	8,253,075
Powszechna Kasa Oszczednosci Bank Polski	1,100,000	13,854,145
Powszechny Zaklad Ubezpieczen	118,000	14,554,235
		55,207,980
Republic of Korea – 14.02%
CJ	200,000	16,715,185
†E-MART	39,910	11,842,952
Hyundai Elevator	57,568	6,865,561
*@KB Financial Group ADR	800,000	33,024,000
KCC	101,274	28,340,362
*†Korea Electric Power ADR	600,000	6,306,000
KT	226,764	7,825,690
*KT ADR	1,800,000	30,762,000
*LG Display ADR	814,300	8,094,142
LG Uplus	1,840,040	8,613,578
@Lotte Chilsung Beverage	21,976	26,208,583
@Lotte Confectionery	10,443	17,181,084
Samsung Electronics	90,000	62,879,144
Samsung Life Insurance	400,000	31,927,881
†SK Communications	171,609	2,932,936
SK Holdings	100,000	15,447,460
SK Telecom	49,221	7,164,292
*SK Telecom ADR	2,771,900	44,572,152
		366,703,002
Russia – 5.27%
@†Chelyabinsk Zink Plant GDR	143,300	523,045
@†Enel OGK-5 GDR	21,161	79,396
Gazprom ADR	3,000,000	37,349,999
*LUKOIL ADR	170,000	10,149,000
LUKOIL ADR (London International Exchange)	167,328	10,073,146
*MMC Norilsk Nickel ADR	574,200	14,418,162
Mobile TeleSystems ADR	530,000	8,972,900
Rosneft Oil GDR	2,000,000	15,810,000
Sberbank	6,226,817	17,902,099
*Surgutneftegaz ADR	500,000	4,272,500
†TGK-5 GDR	8,771	10,684
*VTB Bank GDR	3,523,744	18,323,469
		137,884,400

South Africa – 6.38%
*Anglo American Platinum	120,000	10,045,610
ArcelorMittal South Africa	1,350,000	11,967,230
Blue Label Telecoms	1,770,000	1,240,045
Gold Fields ADR	500,000	8,285,000
Impala Platinum Holdings	400,000	10,280,665
JD Group	723,137	4,213,242
MTN Group	750,000	15,467,322
Sasol	400,000	19,359,174
Standard Bank Group	2,904,015	41,437,883
Sun International	290,543	3,655,622
@Tongaat Hulett	1,000,000	13,010,966
Vodacom Group	2,148,460	27,769,232
		166,731,991
Taiwan – 5.19%
Cathay Financial Holding	7,140,000	9,104,946
Evergreen Marine	6,140,000	3,936,033
Formosa Chemicals & Fibre	3,007,002	9,130,342
Fubon Financial Holding	5,249,729	7,472,472
HON HAI Precision Industry	14,300,000	36,125,798
HTC	524,213	13,658,613
MStar Semiconductor	330,267	1,804,147
President Chain Store	1,407,372	8,973,421
Taiwan Semiconductor Manufacturing	7,000,000	16,743,064
United Microelectronics	55,000,000	21,419,955
*United Microelectronics ADR	1,652,756	3,288,984
Walsin Lihwa	10,711,756	4,134,815
		135,792,590
Thailand – 2.12%
Airports of Thailand	10,000,000	15,690,202
Bangkok Bank - Foreign	2,300,000	12,553,831
PTT Exploration & Production - Foreign	1,131,800	6,649,868
Siam Cement NVDR	1,843,843	20,558,957
		55,452,858
Turkey – 1.36%
Alarko Gayrimenkul Yatirim Ortakligi	97,776	912,302
*Alarko Holding	1,970,440	3,332,328
*Turkcell Iletisim Hizmet	715,275	3,178,444
†Turkcell Iletisim Hizmet ADR	1,085,000	12,217,100
Turkiye Is Bankasi Class C	1,020,914	2,625,514
Turkiye Sise ve Cam Fabrikalari	4,601,738	8,560,499
@Yazicilar Holding Class A	832,584	4,758,178
		35,584,365
United Kingdom – 1.09%
Anglo American	401,546	16,738,304
*Anglo American ADR	450,000	9,406,125
@†Griffin Mining	3,056,187	2,237,804
†Mwana Africa	781,129	59,605
		28,441,838
United States – 11.81%
*Archer-Daniels-Midland	1,300,000	37,024,000
Avon Products	4,400,000	99,264,000
*Bunge	300,000	19,413,000
†Google Class A	113,000	61,128,480
*†MEMC Electronic Materials	2,850,000	19,893,000
*†Yahoo	5,300,000	72,106,500
		308,828,980
Total Common Stock (cost $2,620,204,149)		2,475,627,818

Convertible Preferred Stock – 0.81%Δ
Mexico – 0.81%
#Cemex 144A
3.25% exercise price $10.85, expiration date 3/15/16	20,000,000	14,200,000
3.75% exercise price $10.85, expiration date 3/15/18	10,000,000	7,000,000
Total Convertible Preferred Stock (cost $27,744,879)		21,200,000

Participation Notes – 0.01%
=@#†Lehman Indian Oil CW 12 LEPO 144A	172,132	69,026
=#†Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	351,267
Total Participation Notes (cost $8,559,056)		420,293

Preferred Stock – 2.65%Δ
Brazil – 1.61%
Braskem Class A 5.53%	541,994	6,405,430
Vale Class A 3.40%	1,400,000	35,579,140
		41,984,570
Republic of Korea – 0.61%
Samsung Electronics 1.02%	31,362	15,991,704
		15,991,704

Russia – 0.43%
AK Transneft 1.05%	7,239	11,220,450
		11,220,450
Total Preferred Stock (cost $44,018,833)		69,196,724

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 1.46%
≠Discount Note – 0.08%
Federal Home Loan Bank 0.001% 9/1/11	$2,019,290	2,019,290
		2,019,290
Repurchase Agreement – 1.38%
BNP Paribas, 0.05%, dated 8/31/11, to be
repurchased on 9/1/11, repurchase price $36,055,790
(collateralized by U.S. government obligations
0.50%-6.125% 5/31/13-8/15/29; market value $36,776,847)	36,055,732	36,055,732
		36,055,732
Total Short-Term Investments (cost $38,075,022)		38,075,022

Total Value of Securities Before Securities Lending Collateral – 99.60%
(cost $2,738,601,939)		2,604,519,857

	Number of
	Shares
Securities Lending Collateral** – 16.42%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	230,466	221,386
Delaware Investments Collateral Fund No. 1	428,976,398	428,976,398
@†Mellon GSL Reinvestment Trust II	376,250	0
Total Securities Lending Collateral (cost $429,583,114)		429,197,784

Total Value of Securities – 116.02%
(cost $3,168,185,053)		3,033,717,641	©
Obligation to Return Securities Lending Collateral** – (16.43%)		(429,583,114)
Receivables and Other Assets Net of Other Liabilities – 0.41%		10,808,953
Net Assets Applicable to 184,125,388 Shares Outstanding – 100.00%		$2,614,943,480

ΔSecurities have been classified by country of origin.
@Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $229,235,136, which represented 8.77% of the Fund's net assets. See Note 5 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2011, the aggregate amount of Rule 144A securities was $69,357,589, which represented 2.65% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2011, the aggregate amount of fair valued securities was $8,340,163, which represented 0.32% of the Fund's net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $415,467,488 of securities loaned.

The following foreign currency exchange contracts were outstanding at August 31, 2011:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	1,696,765	USD	(217,947)	9/1/11	$(12)
MNB	HKD	5,093,835	USD	(654,297)	9/2/11	(29)
MNB	KRW	698,027,830	USD	(654,381)	9/1/11	1,060
MNB	KRW	4,075,149,540	USD	(3,839,409)	9/2/11	(13,157)
MNB	MYR	(869,801)	USD	291,537	9/2/11	(13)
						$(12,151)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
KRW – South Korean Won
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on August 31, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,172,751,135
Aggregate unrealized appreciation	$261,420,848
Aggregate unrealized depreciation	(400,454,342)
Net unrealized depreciation	$(139,033,494)

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $745,923 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,453,024,318	$14,683,630	$7,919,870	$2,475,627,818
Convertible Preferred Stock	-	21,200,000	-	21,200,000
Other	69,196,724	-	420,293	69,617,017
Short-Term Investments	36,055,732	2,019,290	-	38,075,022
Securities Lending Collateral	-	429,197,784	-	429,197,784
Total	$2,558,276,774	$467,100,704	$8,340,163	$3,033,717,641

Foreign Currency Exchange Contracts	$-	$(12,151)	$-	$(12,151)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending
	Stock	Other	Collateral	Total
Balance as of 11/30/10	$2,738,216	$700,104	$-	$3,438,320
Purchases	11,314,100	-	-	11,314,100
Transfer out of Level 3	(2,907,560)	-	-	(2,907,560)
Net change in unrealized
appreciation/depreciation	(3,224,886)	(279,811)	-	(3,504,697)
Balance as of 8/31/11	$7,919,870	$420,293	-	$8,340,163

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/11	$(3,394,230)	$(72,921)	$-	$(3,467,151)

During the period ended August 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $2,907,560 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the period ended August 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended August 31, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining initial collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2011, the value of securities on loan was $415,467,488, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2011, the value of invested collateral was $429,197,784. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Focus Global Growth Fund

August 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.24%Δ
Australia – 2.09%
BHP Billiton ADR	3,925	$334,292
		334,292
Brazil – 5.24%
BM&F Bovespa	86,075	505,385
Brasil Brokers Participacoes	70,515	330,778
		836,163
China – 3.06%
†Ctrip.com International ADR	11,720	488,958
		488,958
Denmark – 2.00%
Novo Nordisk Class B	2,987	318,857
		318,857
France – 8.69%
Accor	8,800	316,717
Danone	6,157	420,764
Edenred	12,853	353,080
LVMH Moet Hennessy Louis Vuitton	1,756	297,580
		1,388,141
India – 2.20%
Infosys Technologies ADR	6,800	351,016
		351,016
Netherlands – 2.65%
Core Laboratories	3,800	424,004
		424,004
Switzerland – 13.29%
†Julius Baer Group	8,841	363,209
Kuehne & Nagel International	3,203	446,837
Roche Holding	2,279	399,115
SGS	251	467,295
Syngenta ADR	7,050	446,336
		2,122,792
Taiwan – 2.14%
Taiwan Semiconductor Manufacturing ADR	28,600	342,342
		342,342
United Kingdom – 9.91%
†Admiral Group	13,600	301,396
Aggreko	14,219	447,618
Compass Group	41,122	367,868
Intertek Group	14,213	465,894
		1,582,776
United States – 42.97%
Allergan	5,600	458,136
†Apollo Group Class A	7,200	337,140
†Apple	1,630	627,272
†Crown Castle International	7,330	318,342
†Google Class A	935	505,798
†IntercontinentalExchange	3,250	383,338
†Intuit	8,160	402,533
MasterCard Class A	1,630	537,427
†MSCI Class A	10,300	356,071
NIKE Class B	3,550	307,608
Perrigo	4,350	412,119
†Polycom	11,900	283,220
†priceline.com	1,000	537,260
QUALCOMM	8,200	421,972
Strayer Education	3,090	292,469
†Teradata	7,200	376,992
†Verifone Holdings	8,700	306,414
		6,864,111
Total Common Stock (cost $12,685,444)		15,053,452

	Principal
	Amount (U.S. $)
Short-Term Investments – 4.42%
≠Discount Notes – 0.86%
Federal Home Loan Bank
0.001% 9/1/11	$9,045	9,045
0.015% 9/1/11	31,874	31,874
0.02% 9/20/11	18,091	18,091
0.04% 11/2/11	18,091	18,090
Freddie Mac 0.05% 11/2/11	59,933	59,932
		137,032
Repurchase Agreement – 3.56%
BNP Paribas, 0.05%, dated 8/31/11, to be
repurchased on 9/1/11, repurchase price $569,121
(collateralized by U.S. government obligations
0.50%-6.125% 5/31/13-8/15/29; market value $580,509)	569,120	569,126
		569,126
Total Short-Term Investments (cost $706,153)		706,158

Total Value of Securities – 98.66%
(cost $13,391,597)		15,759,610
Receivables and Other Assets Net of Liabilities – 1.34%		214,001
Net Assets Applicable to 1,110,444 Shares Outstanding – 100.00%		$15,973,611

ΔSecurities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contract was outstanding at August 31, 2011:1

Foreign Currency Exchange Contract

						Unrealized
						Appreciation
Counterparty	Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	GBP	24,569	USD	(40,104)	9/1/11	$(215)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2009 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on August 31, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At August 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,395,543
Aggregate unrealized appreciation	$2,578,546
Aggregate unrealized depreciation	(214,479)
Net unrealized appreciation	$2,364,067

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing.)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2011:

	Level 1	Level 2	Total
Common Stock	$15,053,452	$-	$15,053,452
Short-Term Investments	569,126	137,032	706,158
Total	$15,622,578	$137,032	$15,759,610

Foreign Currency Exchange Contract	$-	$(215)	$(215)

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended August 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended August 31, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of August 31, 2011.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

August 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock– 99.90%Δ
Australia – 1.48%
Coca-Cola Amatil	36,997	$466,093
		466,093
Brazil – 1.02%
Petroleo Brasileiro ADR	12,000	319,800
		319,800
Canada – 5.25%
†AuRico Gold	19,919	233,970
†CGI Group Class A	35,962	728,754
Yamana Gold	43,190	683,770
		1,646,494
China/Hong Kong – 3.13%
CNOOC	194,000	396,188
†Sohu.com	2,900	237,075
Techtronic Industries	107,000	101,837
Yue Yuen Industrial Holdings	89,500	246,577
		981,677
France – 8.09%
*Alstom	4,314	200,355
AXA	7,179	115,315
Cie de Saint-Gobain	3,262	164,198
Lafarge	2,507	104,618
PPR	687	114,497
Publicis Groupe	3,262	153,418
Sanofi	6,564	477,766
Teleperformance	6,217	164,622
Total	7,621	372,227
Vallourec	1,987	178,855
Vivendi	20,193	492,194
		2,538,065
Germany – 2.08%
Bayerische Motoren Werke	3,107	251,545
†Commerzbank	30,664	91,153
Deutsche Post	20,289	310,596
		653,294
Israel – 2.28%
Teva Pharmaceutical Industries ADR	17,300	715,528
		715,528
Italy – 0.28%
UniCredit	64,179	86,907
		86,907
Japan – 7.29%
Asahi Glass	27,500	268,590
*Don Quijote	11,400	427,509
East Japan Railway	7,900	471,928
ITOCHU	40,853	437,415
Mitsubishi UFJ Financial Group	45,154	202,820
Sumitomo Rubber Industries	9,143	114,847
Toyota Motor	10,250	365,914
		2,289,023
Luxembourg – 0.34%
ArcelorMittal	4,888	107,976
		107,976
Netherlands – 0.36%
*Koninklijke Philips Electronics	5,299	112,144
		112,144
Russia – 0.96%
Mobile TeleSystems ADR	17,800	301,354
		301,354
Singapore – 0.62%
Singapore Airlines	21,067	193,092
		193,092
Spain – 1.29%
†Promotora de Informaciones ADR	27,400	180,840
Telefonica	10,777	224,671
		405,511
Sweden – 2.33%
Meda Class A	45,325	497,401
Nordea Bank FDR	25,185	232,848
		730,249

Switzerland – 3.00%
*Aryzta	9,531	451,294
Novartis	8,420	491,071
		942,365
Taiwan – 1.45%
HTC	17,483	455,515
		455,515
Thailand – 0.58%
Banpu NVDR	8,664	182,796
		182,796
United Kingdom – 8.81%
Greggs	58,959	470,957
National Grid	45,360	457,331
Rexam	54,668	314,108
Rio Tinto	4,494	277,403
Standard Chartered	13,628	309,760
Tesco	81,220	499,239
Vodafone Group	166,627	435,549
		2,764,347
United States – 49.26%
Abbott Laboratories	11,300	593,363
†AGCO	4,700	201,348
American Express	12,400	616,404
Archer-Daniels-Midland	14,900	424,352
AT&T	18,100	515,488
Ball	13,900	499,288
†CACI International Class A	5,500	302,830
Carnival	4,900	161,847
Caterpillar	2,100	191,100
Chesapeake Energy	15,000	485,850
Chevron	4,400	435,204
Cintas	11,800	377,364
†Convergys	33,400	355,710
Cooper Industries	5,800	274,804
Corning	24,000	360,720
†Dell	42,500	631,763
Discover Financial Services	14,300	359,788
FedEx	2,300	181,056
Goldman Sachs Group	3,600	418,392
Intel	17,200	346,236
International Business Machines	4,300	739,212
Johnson & Johnson	9,000	592,200
JPMorgan Chase	12,400	465,744
*Lockheed Martin	7,100	526,749
Lowe's	23,100	460,383
Microsoft	26,100	694,260
†Mylan	28,900	599,964
Newmont Mining	11,700	732,654
†NII Holdings	15,700	604,921
Omnicom Group	6,900	279,795
Pfizer	26,900	510,562
Stanley Black & Decker	5,822	360,848
Travelers	7,900	398,634
Viacom Class B	7,000	337,680
Walgreen	12,000	422,520
		15,459,033
Total Common Stock (cost $29,264,287)		31,351,263

	Principal
	Amount (U.S. $)
Short-Term Investments– 0.66%
≠Discount Note – 0.03%
Federal Home Loan Bank 0.001% 9/1/11	$11,031	11,031
		11,031
Repurchase Agreement – 0.63%
BNP Paribas, 0.05%, dated 8/31/11, to be
repurchased on 9/1/11, repurchase price $196,970
(collateralized by U.S. government obligations
0.50%-6.125% 5/31/13-8/15/29; market value $200,908)	196,969	196,969
		196,969
Total Short-Term Investments (cost $208,000)		208,000

Total Value of Securities Before Securities Lending Collateral – 100.56%
(cost $29,472,287)		31,559,263

	Number of
	Shares
Securities Lending Collateral** – 3.40%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	86,881	83,458
Delaware Investments Collateral Fund No. 1	982,286	982,286
†@Mellon GSL Reinvestment Trust II	142,101	0
Total Securities Lending Collateral (cost $1,211,268)		1,065,744

Total Value of Securities – 103.96%
(cost $30,683,555)	32,625,007 ©
Obligation to Return Securities Lending Collateral** – (3.86%)	(1,211,268)
Other Liabilities Net of Receivables and Other Assets – (0.10%)	(30,970)
Net Assets Applicable to 3,650,237 Shares Outstanding – 100.00%	$31,382,769

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
** See Note 4 in “Notes.”
@Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
©Includes $1,180,885 of securities loaned.

The following foreign currency exchange contracts were outstanding at August 31, 2011:1

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	GBP	25,966	USD	(42,384)	9/1/11	$(228)
MNB	GBP	1,358	USD	(2,217)	9/2/11	(13)
						$(241)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
FDR – Fiduciary Depositary Receipt
GBP – British Pound Sterling
MNB – Mellon National Bank
NVDR – Non-Voting Depository Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on August 31, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$31,518,414
Aggregate unrealized appreciation	$4,399,613
Aggregate unrealized depreciation	(3,293,020)
Net unrealized appreciation	$1,106,593

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $28,796,111 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $16,253,434 expires in 2016 and $12,542,677 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2011:

	Level 1	Level 2	Total
Common Stock	$31,351,263	$-	$31,351,263
Short-Term Investments	196,969	11,031	208,000
Securities Lending Collateral	-	1,065,744	1,065,744
Total	$31,548,232	$1,076,775	$32,625,007

Foreign Currency Exchange Contracts	$-	$(241)	$(241)

The value of Level 3 securities was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended August 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended August 31, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining initial collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand.With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2011, the value of the securities on loan was $1,180,885, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2011, the value of invested collateral was $1,065,744. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

August 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.97%Δ
Australia – 2.21%
Coca-Cola Amatil	485,089	$6,111,210
		6,111,210
Brazil – 2.00%
Petroleo Brasileiro ADR	207,700	5,535,205
		5,535,205
Canada – 9.80%
†AuRico Gold	466,802	5,483,094
†CGI Group Class A	666,008	13,496,347
Yamana Gold	513,121	8,123,564
		27,103,005
China/Hong Kong – 5.33%
CNOOC	2,801,000	5,720,218
*†Sohu.com	39,000	3,188,250
*Techtronic Industries	2,105,000	2,003,423
*Yue Yuen Industrial Holdings	1,392,000	3,835,031
		14,746,922
France – 17.35%
*Alstom	60,418	2,805,990
*AXA	180,992	2,907,250
Cie de Saint-Gobain	57,562	2,897,472
Lafarge	48,796	2,036,277
PPR	17,327	2,887,770
Publicis Groupe	61,135	2,875,302
Sanofi	107,576	7,830,000
Teleperformance	192,011	5,084,317
Total	131,158	6,406,060
Vallourec	45,335	4,080,711
Vivendi	335,506	8,177,778
		47,988,927
Germany – 4.18%
Bayerische Motoren Werke	52,784	4,273,438
†Commerzbank	586,256	1,742,725
Deutsche Post	361,575	5,535,197
		11,551,360
Israel – 3.28%
Teva Pharmaceutical Industries ADR	219,600	9,082,656
		9,082,656
Italy – 0.60%
UniCredit	1,227,034	1,661,572
		1,661,572
Japan – 13.75%
Asahi Glass	463,900	4,530,877
*Don Quijote	144,800	5,430,118
East Japan Railway	103,044	6,155,596
ITOCHU	785,660	8,412,106
*Mitsubishi UFJ Financial Group	1,305,257	5,862,877
Sumitomo Rubber Industries	89,083	1,118,990
Toyota Motor	183,000	6,532,898
		38,043,462
Luxembourg – 0.88%
ArcelorMittal	110,308	2,436,707
		2,436,707
Netherlands – 0.51%
*Koninklijke Philips Electronics	66,799	1,413,689
		1,413,689
Russia – 1.62%
Mobile TeleSystems ADR	265,000	4,486,450
		4,486,450
Singapore – 0.99%
Singapore Airlines	297,873	2,730,193
		2,730,193
Spain – 1.80%
*†Promotora de Informaciones ADR	303,342	2,002,057
Telefonica	143,256	2,986,493
		4,988,550
Sweden – 4.12%
*Meda Class A	528,027	5,794,626
Nordea Bank	608,153	5,609,560
		11,404,186
Switzerland – 5.36%
Aryzta	157,442	7,454,900
Novartis	126,512	7,378,427
		14,833,327

Taiwan – 2.57%
HTC	273,238	7,119,337
		7,119,337
Thailand – 1.04%
Banpu NVDR	135,856	2,866,333
		2,866,333
United Kingdom – 17.84%
Greggs	913,119	7,293,872
National Grid	892,099	8,994,360
Rexam	1,302,463	7,483,618
Rio Tinto	96,201	5,938,235
Standard Chartered	262,953	5,976,843
Tesco	1,164,758	7,159,488
Vodafone Group	2,491,707	6,513,112
		49,359,528
United States – 2.74%
†NII Holdings	197,100	7,594,263
		7,594,263
Total Common Stock (cost $270,695,632)		271,056,882

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 4.21%
≠Discount Note – 0.22%
Federal Home Loan Bank 0.001% 9/1/11	$617,534	617,534
		617,534
Repurchase Agreement – 3.99%
BNP Paribas, 0.05%, dated 8/31/11, to be
repurchased on 9/1/11, repurchase price $11,026,495
(collateralized by U.S. government obligations
0.50%-6.125% 5/31/13-8/15/29; market value $11,247,002)	11,026,473	11,026,473
		11,026,473
Total Short-Term Investments (cost $11,644,007)		11,644,007

Total Value of Securities Before Securities Lending Collateral – 102.18%
(cost $282,339,639)		282,700,889

	Number of
	Shares
Securities Lending Collateral** – 2.08%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	691,898	664,637
Delaware Investments Collateral Fund No.1	5,099,976	5,099,976
@†Mellon GSL Reinvestment Trust II	1,475,413	0
Total Securities Lending Collateral (cost $7,267,287)		5,764,613

Total Value of Securities – 104.26%
(cost $289,606,926)		288,465,502 ©
Obligation to Return Securities Lending Collateral** – (2.63%)		(7,267,287)
Other Liabilities Net of Receivables and Other Assets – (1.63%)		(4,525,014)
Net Assets Applicable to 23,705,395 Shares Outstanding – 100.00%		$276,673,201

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
@Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
©Includes $6,999,239 of securities loaned.

The following foreign currency exchange contracts were outstanding at August 31, 2011:1

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	GBP	156,204	USD	(254,971)	9/1/11	$(1,370)
MNB	GBP	8,181	USD	(13,359)	9/2/11	(76)
						$(1,446)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GBP – British Pound Sterling
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on August 31, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$298,623,777
Aggregate unrealized appreciation	$44,007,977
Aggregate unrealized depreciation	(54,166,252)
Net unrealized depreciation	$(10,158,275)

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $192,452,614 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $79,163,033 expires in 2016 and $113,289,581 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2011:

	Level 1	Level 2	Total
Common Stock	$271,056,882	$-	$271,056,882
Short-Term Investments	11,026,473	617,534	11,644,007
Securities Lending Collateral	-	5,764,613	5,764,613
Total	$282,083,355	$6,382,147	$288,465,502

Foreign Currency Exchange Contracts	$-	$(1,446)	$(1,446)

The value of Level 3 securities was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended August 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended August 31, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining initial collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand.With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2011, the value of securities on loan was $6,999,239, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2011, the value of invested collateral was $5,764,613. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Macquarie Global Infrastructure Fund

August 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.14%Δ
Australia – 10.27%
Asciano	211,636	$354,213
Australian Infrastructure Fund	77,413	157,300
MAp Group	101,376	341,512
#Spark Infrastructure Group 144A	264,108	354,475
Transurban Group	95,157	526,128
		1,733,628
Brazil – 3.09%
CCR	2,800	83,519
Energias do Brasil	5,900	141,716
†LLX Logistica	82,100	213,957
Ultrapar Participacoes ADR	4,606	81,710
		520,902
Canada – 7.01%
Enbridge	17,653	585,999
TransCanada	13,814	597,683
		1,183,682
*China – 10.22%
Beijing Capital International Airport	252,200	120,501
Beijing Enterprises Holdings	89,500	432,228
China Longyuan Power Group	54,000	49,036
China Merchants Holdings International	80,397	240,601
COSCO Pacific	150,000	205,377
Dalian Port PDA	656,000	172,727
Jiangsu Expressway	250,300	209,288
Zhejiang Expressway	474,500	296,193
		1,725,951
France – 10.09%
Aeroports de Paris	7,066	591,359
GDF Suez	17,967	566,748
Groupe Eurotunnel	16,574	154,187
Vinci	7,490	391,441
		1,703,735
Germany – 6.25%
E.ON	24,548	538,034
Fraport Frankfurt Airport Services Worldwide	3,738	262,030
Hamburger Hafen und Logistik	7,440	254,515
		1,054,579
Italy – 6.94%
Atlantia	58,126	936,176
Enel	23,848	116,496
SIAS	4,400	36,761
Snam Rete Gas	16,861	81,396
		1,170,829
Japan – 3.94%
East Japan Railway	1,672	99,881
Japan Airport Terminal	5,700	84,624
Kamigumi	11,460	103,250
Mitsubishi Logistics	12,000	130,365
Tokyo Gas	54,000	247,489
		665,609
Luxembourg – 0.35%
SES FDR	2,151	58,796
		58,796
Mexico – 1.25%
Grupo Aeroportuario del Pacifico ADR	660	25,271
Grupo Aeroportuario del Sureste ADR	1,784	102,580
†OHL Mexico	42,521	83,870
		211,721
Netherlands – 1.35%
Koninklijke Vopak	4,558	227,960
		227,960
Portugal – 0.12%
Brisa Auto-Estradas de Portugal	5,215	20,238
		20,238
Republic of Korea – 1.10%
†Korea Electric Power ADR	17,668	185,691
		185,691
Spain – 2.42%
Abertis Infraestructuras	25,663	408,350
		408,350

Switzerland – 1.68%
Flughafen Zuerich	643	284,310
		284,310
United Kingdom – 6.44%
Centrica	59,268	287,904
National Grid	39,704	400,305
Scottish & Southern Energy	7,865	166,000
Severn Trent	6,296	150,159
United Utilities Group	8,551	83,298
		1,087,666
United States – 21.62%
American Electric Power	5,767	222,779
†American Tower Class A	900	48,474
American Water Works	2,100	62,538
†Corrections Corporation of America	15,779	358,026
†Crown Castle International	3,000	130,290
Dominion Resources	2,830	137,934
El Paso	13,700	262,218
Entergy	2,100	136,941
Exelon	2,300	99,176
FirstEnergy	3,600	159,300
NextEra Energy	6,530	370,382
PG&E	12,560	531,915
Public Service Enterprise Group	3,290	112,288
Southern	4,300	177,848
Southern Union	2,141	89,665
Spectra Energy	11,040	286,709
Williams	17,200	464,228
		3,650,711
Total Common Stock (cost $16,955,145)		15,894,358

U.S. Master Limited Partnership – 1.21%
Enterprise Products Partners	2,665	112,330
Magellan Midstream Partners	1,525	91,454
Total U.S. Master Limited Partnership (cost $202,898)		203,784

Right – 0.12%
†Abertis Infraestructuras	25,663	20,279
Total Right (cost $0)		20,279

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 3.17%
≠Discount Note – 0.17%
Federal Home Loan Bank 0.001% 9/1/11	$28,427	28,427
		28,427
Repurchase Agreements – 3.00%
BNP Paribas 0.05%, dated 8/31/11, to be
repurchased on 9/1/11, repurchase price $507,574
(collateralized by U.S. government obligations
0.50%-6.125% 5/31/13-8/15/29, market value $517,724)	507,573	507,573
		507,573
Total Short-Term Investments (cost $536,000)		536,000

Total Value of Securities – 98.64%
(cost $17,694,043)		16,654,421
Receivables and Other Assets Net of Liabilities – 1.36%		229,605
Net Assets Applicable to 1,902,220 Shares Outstanding – 100.00%		$16,884,026

ΔSecurities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2011, the aggregate amount of Rule 144A securities was $354,475, which represented 2.10% of the Fund’s net assets. See Note 5 in "Notes."
*Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at August 31, 2011:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(2,557)	USD	2,727	9/1/11	$(6)
MNB	EUR	19,957	USD	(28,849)	9/1/11	(176)
MNB	EUR	22,193	USD	(32,086)	9/2/11	(202)
MNB	GBP	(13,027)	USD	21,184	9/1/11	35
						$(349)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depository Receipts
AUD – Australian Dollar
EUR - European Monetary Unit
FDR – Fiduciary Depositary Receipts
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Macquarie Global Infrastructure Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued based upon valuations provided at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year November 30, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on August 31, 2011.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$17,726,178
Aggregate unrealized appreciation	$605,108
Aggregate unrealized depreciation	(1,676,865)
Net unrealized depreciation	$(1,071,757)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2011:

	Level 1	Level 2	Total
Common Stock	$15,894,358	$-	$15,894,358
U.S. Master Limited Partnership	203,784	-	203,784
Short-Term Investments	507,574	28,426	536,000
Right	-	20,279	20,279
Total	$16,605,716	$48,705	$16,654,421

Foreign Currency Exchange Contracts	$-	$(349)	$(349)

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended August 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended August 31, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan during the period ended August 31, 2011.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: